FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
/    /       (a)
                        or fiscal
year ending:   12/31/99   (b)

Is this a transition report?:
(Y/N)     N

Is this an amendment to a previous
filing?     (Y/N)     N

Those items or sub items with a box
after the number should be
completed only if
the answer has changed from the
previous filing on this form.



A.     Registrant Name:  The
Prudential Variable Contract
Account - 24
B.     File Number: 811-1612
C.     Telephone Number: 973 -367-
1496

A.     Street: 100 Mulberry Street
- 9th Floor
B.     City:     Newark  C.
State:  NJ       D.     Zip Code
07102     Zip Ext. 4077
E.      Foreign Country:
Foreign Postal Code:

Is this the first filing on this
form by Registrant?    (Y/N)     N

Is this the last filing on this
form by Registrant?     (Y/N)     N

Is Registrant a small business
investment company (SBIC)?
(Y/N)     N
[If answer is "Y" (Yes), complete
only items 89 through 110].

Is Registrant a unit investment
trust (UIT)?     (Y/N)     N
[If answer is "Y" (Yes), complete
only items 111 through 132].

A.     Is Registrant a series or
multiple portfolio company?
(Y/N)     N
         [If answer is "N", go to
item 8].

B.     How many separate series or
portfolios did Registrant
         have at the end of the
period?

UNIT INVESTMENT TRUSTS

      111. A.     Depositor Name:

       B.      File Number (If any)

              C.      City:
State:              Zip Code:
                       Zip Ext.:

             Foreign Country:
Foreign Postal Code:






 111.      A.     Depositor Name:

 File Number (If any)

               C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

   112.    A.     Sponsor Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

  112.     A.     Sponsor Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

  113.     A.     Trustee Name:

              B.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

  113.     A.     Trustee Name:

              B.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

 114.     A.     Principal
Underwriter Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:







114.       A.     Principal
Underwriter Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

115.      A.     Independent Public
Accountant Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

115.      A.     Independent Public
Accountant Name:

              B.      File Number
(If any):

              C.      City:
State:              Zip Code:
                        Zip Ext.:

              Foreign Country:
Foreign Postal Code:

Family of investment companies
information:

A.     Is Registrant part of a
family of investment companies?
(Y/N)

Identify the company is 10 letters:
Prudential
(NOTE:  In filing this form, use
this identification

consistently for all investment
companies
                in family.  This
designation is for purposes
                of  this form
only.)

117.      A.     Is Registrant a
separate account of an insurance
company?     (Y/N)
              If answer is "Y"
(Yes), are any of the following
types of
              Contracts funded by
the registrant?:

             B.     Variable
annuity contracts     (Y/N)

             C.     Scheduled
premium variable life contracts?
(Y/N)

             D.     Flexible
premium variable life contracts?
(Y/N)

             E.     Other types of
insurance products registered under
the
                      Securities
Act of 1933?     (Y/N)


118.       State the number of
series existing at the end of the
period
              that had securities
registered under the Securities Act
of 1933:



      State the number of new
series for which registration
              statements under the
Securities Act of 1933 became
              effective during the
period:

       State the total value of the
portfolio securities on the date
of  deposit for the new series
included in item 119 ($000's
omitted)

       State the number of series
for which a current prospectus
was in existence at the end of the
period:

       State the number of existing
series for which additional
units were registered under the
Securities Act of 1933
during the current period:

       State the total value of the
additional units considered in
answering item 122 ($000's omitted)

       State the total value of
units of prior series that were
placed
in the portfolios of subsequent
series during the current
period (the value of these units is
to be measured on the
date they were placed in the
subsequent series) ($000's
omitted)

       State the total dollar
amount of sales loads collected
              (before reallowances
to other brokers or dealers) by
              Registrant's
principal underwriter and any
underwriter
              which is an
affiliated person of the principal
underwriter
              during the current
period solely from the sale of
units of all
              series of Registrant
($000's omitted)

      Of the amount show in item
125, state the total dollar
amount of sales loads collected
from secondary market
operations in Registrant's units
(include the sales loads, if
any, collected on units of a prior
series placed in the
portfolio of a subsequent series).
($000's omitted)

               Number of Total
Assets    Total Income
               Series        000's
Distributions
Investing
omitted)  (000's omitted)
                          Investing
Omitted)  (000's omitted)

U.S. Treasury direct issue

U.S. Government agency

State and municipal tax-free

Public utility debt

Brokers or dealers debt of

debt of brokers' or dealers' parent

All other corporate intermed & long-
term debt

All other corporate short-term debt

Equity securities of brokers or
dealers
Or parents of brokers or dealers

Investment company equity
securities

J.   All other equity securities
$1,394,197

K.   Other securities

Total assets of all series of
registrant

128.    Is the timely payment of
principal and interest on any of
   the portfolio securities held by
any of the Registrant's series at
   the end of the current period
insured or guaranteed by an
   entity other than the issuer?
(Y/N)

Is the issuer of any instrument
covered in item 128
delinquent or in default as to
payment of principal or
interest at the end of the current
period?     (Y/N)

In computation of NAV or offering
price per unit, is any
part of the value attributed to
instruments identified in item
129 derived from insurance or
guarantees?     (Y/N)

Total expenses incurred by all
series of Registrant during
The current reporting period
($000's omitted)     $11,005

List the "811" Investment Company
Act of 1940)
registration number for all Series
of Registrant that are
being included in this filing:

                      811-    811-
      811-     811
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811-
811- 811-